Common shares - Narrative (Details)	1 Months Ended					2 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) shares $ / shares	May 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Feb. 28, 2023 $ / shares	Apr. 30, 2023 shares	Feb. 15, 2023 USD ($) $ / shares shares	Apr. 30, 2023 $ / shares shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 shares $ / shares	May 01, 2023 USD ($)	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares		$ 0.25			$ 0.20				$ 0.45	$ 0.20
Common stock
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	54,999,908								54,999,908			61,262,838
Common stock | 2023 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase | $							$ 250,000,000
Entity's shares acquired (in shares)	756,576	3,699,336					1,891,303	1,723,465
Weighted average share price (in dollars per share) | $ / shares	$ 45.33	$ 47.54					$ 50.27	$ 54.37
Reset of authorized amount of share repurchases | $		$ 250,000,000									$ 250,000,000
Authorized amount of share repurchase, remaining amount | $	$ 235,300,000								$ 235,300,000
Common shares held in treasury (in shares)	19,499,877								19,499,877			11,429,197
Restricted stock
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)									1,817,750
Restricted stock, share price (in dollars per share) | $ / shares									$ 55.61
Number of shares outstanding and non-vested (in shares)	4,142,266								4,142,266	3,559,109		2,705,989
Restricted stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)						1,817,750
Restricted stock, share price (in dollars per share) | $ / shares			$ 55.89	$ 55.57
Restricted stock | First vesting percentage | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%
Restricted stock | First vesting percentage | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%
Restricted stock | Second vesting percentage | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%
Restricted stock | Second vesting percentage | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%
Restricted stock | Third vesting percentage | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%
Restricted stock | Third vesting percentage | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Vested rights, percentage						33.33%